Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

NOTE 16 — Share-Based Compensation

In connection with Business Combinations, the Company adopted the 2021 Omnibus Incentive Plan (the “Plan”). The Company may grant restricted stock, RSUs, incentive and non-qualified stock options, stock appreciation rights, performance awards, stock awards and other stock-based awards to officers, directors, employees and consultants under the terms of the Plan. There are 11.3 million shares authorized under the plan and approximately 9.6 million shares remain available for future issuance as of June 30, 2022. The Company determines the grant-date fair value of its RSUs using the fair market value of its stock on the grant date, unless the awards are subject to market-based vesting conditions, in which case the Company utilizes a Monte Carlo simulation model to determine the grant-date fair value. The Company recognizes compensation expense equal to the grant-date fair value for all equity awards that are expected to vest. This expense is recognized as compensation expense on a straight-line basis over the requisite service period, which is the vesting period. The Company has elected to account for forfeitures of awards granted under the Plan as they occur in determining compensation expense.

Restricted Stock Units

In January 2022, the Company granted a total of 41,028 RSUs to non-employee directors with a one-year vesting period. These RSUs will be subject to forfeiture restrictions and cannot be sold, transferred, or disposed of during the restriction period.

In February 2022, the Company modified and accelerated the vesting of 158,583 unvested RSUs for certain employees and recognized $2.9 million of incremental share-based compensation expense related to these modifications.

During the three months ended June 30, 2022, the Company granted a total of 666,677 RSUs to its executives and other employees, and these RSUs generally vest over a three-year period. These RSUs will be subject to forfeiture restrictions and cannot be sold, transferred, or disposed of during the restriction period.

The table below summarizes RSU activity for the six months ended June 30, 2022:

	RSUs	Weighted- Average Grant Date Fair Value (per unit)
Outstanding at December 31, 2021	851,020	$17.23
Granted	707,705	$22.22
Vested(1)	(316,903)	$17.23
Forfeited	(164,004)	$18.29
Outstanding at June 30, 2022	1,077,818	$20.35

____________

(1)      Vested RSUs include 85,922 units that were not converted into Class A Common Stock due to net share settlements to cover employee withholding taxes.

For the three and six months ended June 30, 2022, the Company recognized a total of $2.4 million and $8.2 million, respectively, of share-based compensation expense related to RSUs, including $2.9 million of incremental share-based compensation expense for the February 2022 modifications. There was no share-based compensation expense recognized related to RSUs for the three and six months ended June 30, 2021 and no unrecognized share-based compensation expense related to unvested RSUs as of June 30, 2021. At June 30, 2022, there was $19.1 million of unrecognized share-based compensation expense related to unvested RSUs, which is expected to be recognized over a weighted average period of approximately 1.6 years.

Performance-Based RSUs

In April and May 2022, the Company granted a total of 364,117 performance-based RSUs (“PSUs”) to its senior executives and certain other high-level employees. Each grant award reflects a target number of PSUs that may be issued to the award recipient. These PSUs vest on March 1, 2025 following the completion of a three-year performance period ending December 31, 2024. The performance criteria consist of the market-based Absolute Total Shareholders Return (“ATSR”) and the performance-based Average Cash Return on Investment (“ACRI”). Depending on the results achieved during the three-year performance period, the actual number of PSUs that an award recipient receives at the end of the vesting period may range from 0% to 200% of the target PSUs granted.

Estimates of grant-date fair value of these PSUs may not accurately predict the value ultimately realized by the employees who received the awards, and the ultimate value may not be indicative of the reasonableness of the original estimates of fair value made by the Company.

The fair value of the ATSR market-based performance objective was determined using Monte Carlo simulations with the following weighted-average assumptions:

Stock price	$22.67
Volatility	49.0%
Risk-free interest rate	2.6%
Grant date fair value per target ATSR PSU	$28.53

Separately, based on a subjective assessment of our future financial performance over the performance period, the Company determines quarterly the probable level of performance for the ACRI criteria. The Company starts recording compensation expense when the ACRI become probable of achievement. Based on the Company’s subjective assessment as of June 30, 2022, the 100% payout rate of ACRI performance is probable of being achieved; accordingly, the Company recognized expense based on the target level.

The table below summarizes PSU activity for the six months ended June 30, 2022:

	PSUs	Weighted- Average Grant Date Fair Value (per unit)
Outstanding at December 31, 2021	—	$—
Granted	364,117	$26.75
Forfeited	(12,580)	$26.84
Outstanding at June 30, 2022	351,537	$26.75

For the three and six months ended June 30, 2022, the Company recognized a total of $0.8 million share-based compensation expense related to these PSUs. At June 30, 2022, there was $8.6 million of unrecognized compensation expense related to unvested PSUs, which is expected to be recognized over a weighted-average period of approximately 2.7 years.

Series A Incentive Plan

Legacy Archaea adopted a Series A Incentive Plan in 2018 to provide economic incentives to select employees and other service providers in order to align their interests with equity holders of Legacy Archaea. Under the original terms of the awards, all unvested Series A units outstanding were vested upon Closing of Business Combinations.

For the three and six months ended June 30, 2021, Legacy Archaea recognized compensation expense of $0.1 million and $0.2 million, respectively, related to Series A units awards. As a result of the Business Combinations, the Series A Incentive Plan is no longer applicable to the Company.

NOTE 17 — Share-Based Compensation

In connection with Business Combinations, the Company adopted the 2021 Omnibus Incentive Plan (the “Plan”). The Company may grant restricted stock, RSUs, incentive and non-qualified stock options, stock appreciation rights, performance awards, stock awards and other stock-based awards to officers, directors, employees and consultants under the terms of the Plan. There are 11.3 million shares authorized under the plan as of December 31, 2021, and approximately 10.4 million shares remain available for future issuance as of December 31, 2021. The expense is measured at the grant-date fair value of the award and recognized as compensation expense on a straight-line basis over the service period, which is the vesting period. The Company has elected to account for forfeitures of awards granted under the Plan as they occur in determining compensation expense.

Restricted Stock

On December 29, 2021, the Company granted a total of 991,020 RSUs to certain employees, officers, and non-employee directors. One RSU award was fully vested on the grant date, the RSUs issued to the non-employee directors vested in full on January 1, 2022, and the remaining RSUs issued vest over periods ranging from 6 months to 3 years from the Business Combinations Closing Date. RSUs will be subject to forfeiture restrictions and cannot be sold, transferred, or disposed of during the restriction period.

For the year ended December 31, 2021 and 2020, the Company recognized $2.7 million and zero of share-based compensation expense respectively related to RSUs. At December 31, 2021, there was $14.4 million of unrecognized compensation expense related to unvested RSUs, which is expected to be recognized over a weighted average period of approximately 1.5 years.

The table below summarizes RSUs activity for the year ended December 31, 2021:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2020	—	$—
Granted	991,020	$17.23
Vested(1)	(140,000)	$17.23
Forfeited	—	$—
Outstanding at December 31, 2021	851,020	$17.23

____________

(1)      Vested RSUs include 55,090 units that were not converted into Class A Common Stock due to net share settlements to cover employee withholding taxes.

Series A Incentive Plan

Legacy Archaea adopted a Series A Incentive Plan in 2018 to provide economic incentives to select employees and other service providers in order to align their interests with equity holders of Legacy Archaea. The Series A unit awards were determined to be equity classified. These Series A unit awards were granted by, and for equity interest in, Archaea Energy LLC. As of December 31, 2020, there were 4,000 vested and 4,500 unvested Series A unit awards. Under the original terms of the awards, all unvested Series A units outstanding were vested upon Closing of Business Combinations.

Series A Incentive Plan activities related to unvested units during the year ended December 31, 2021 were as follows:

	Series A Incentive Units	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2020	4,500	$—
Granted	1,500	$1,565.90
Forfeited	(250)	$—
Vested	(5,750)	$408.52
Outstanding at December 31, 2021	—	$—

For the years ended December 31, 2021 and 2020, Legacy Archaea recognized compensation expense of $2.3 million and zero, respectively, related to Series A units awards. As a result of the Business Combinations, the Series A Incentive Plan is no longer applicable to the Company.